Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Fair Value Measurements
Fair Value Measurements

(4) Fair Value Measurements

FASB issued a statement that defines fair value and establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2	Inputs to the valuation methodology include:
●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted prices that are observable for the asset or liability; and
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Money market account: Cash is held in an interest-bearing money market account and its carrying amount is a reasonable estimate of fair value and therefore, classified as a Level 1 investment.

Common stock: The Company’s common stock trades on the New York Stock Exchange (“NYSE”), and its value is based on a quoted market price qualifying it as a Level 1 investment

Mutual funds: Mutual funds are reported at fair value utilizing Level 1 inputs, determined by quoted prices on nationally recognized exchanges.

Pooled separate accounts:  Pooled separate accounts invest in registered mutual funds or collective investment trusts. The separate account owns and holds the underlying mutual fund or collective trust shares which are valued daily at their net asset value (“NAV”). The separate account is valued at its accumulation unit value (“AUV”) determined daily based on the NAV of shares of the underlying fund, the fund’s dividends, and the contract’s separate account charges. The AUV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported AUV. Participant transactions (purchases and sales) may occur daily. There are no participant or Plan redemption restrictions for these investments, and there are no unfunded commitments.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value at December 31, 2025 and 2024:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Interest-bearing money market account	$396,861	$—	$—	$396,861
Mutual funds	24,318,206	—	—	24,318,206
Common stock	9,604,018	—	—	9,604,018
Total Investments at Fair Value	$34,319,085	$—	$—	$34,319,085

December 31, 2024
Mutual funds	$21,076,408	$—	$—	$21,076,408
Investments measured at NAV practical expedient (a)	—	—	—	75,315
Common stock	8,520,604	—	—	8,520,604
Total Investments at Fair Value	$29,597,012	$—	$—	$29,672,327
(a)	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes the investments measured using the NAV practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	2025	2024	Unfunded	Redemption	Redemption
	Fair Value	Fair Value	Commitments	Frequency	Notice Period
Pooled Separate Account	$—	$75,315	None	Daily	1 Day

The Plan recognizes transfers of assets into and out of fair value hierarchy levels as of the date an event or change in circumstances causes the transfer. There were no transfers among levels in the years ended December 31, 2025 and 2024.